REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2026
Disclosure Of Revenue From Contracts With Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 3: - REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of revenue

The following table disaggregates Company’s revenues by timing of revenue recognition:

	Six months ended June 30,
	2026	2025(*)
	Unaudited

Revenue recognized at a point in time, attributable to industrial segment	$106	$2,166
Revenue recognized over time, attributable to agriculture and unallocated segment (see also Note 8)	575	711

	$681	$2,877

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.